Bottomline Technologies (de), Inc.

325 Corporate Drive

Portsmouth, New Hampshire 03801

October 10, 2014

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bottomline Technologies (de), Inc.
Commission File No. 000-25259
Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of Bottomline Technologies (de), Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(b) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are definitive copies of the Notice of Annual Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s 2014 Annual Meeting of Stockholders to be held on November 20, 2014 (the “Annual Meeting”). The Company expects to begin mailing these definitive proxy materials to its stockholders on or about October 10, 2014.

In accordance with the requirements of Rule 14a-3(c) under the Exchange Act, seven paper copies of the Company’s Annual Report to Stockholders for the fiscal year ended June 30, 2014, which is also scheduled to be mailed to stockholders, along with the definitive proxy materials, beginning on or about October 10, 2014, will be mailed to the Securities and Exchange Commission under separate cover.

Please call the undersigned if you have any questions regarding this matter.

Very truly yours,

/s/ Kevin M. Donovan

Kevin M. Donovan

Chief Financial Officer

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